NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 13, 2020	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 22, 2022	Nov. 12, 2020	Oct. 09, 2020	Sep. 29, 2020	Sep. 20, 2020	Sep. 10, 2020	Aug. 21, 2020	Apr. 28, 2020	Mar. 27, 2020	Mar. 24, 2020	Mar. 08, 2020	Feb. 27, 2020
EIDL Loan			$ 4,000	$ 0
Unamortized discount			0	0
Debt Discount			14,805
Note payable			7,357	9,985
Payments on convertible notes payable, related party			14,122	3,011
Willy A. Saint-Hilaire [Member]
Unamortized discount								$ 23,175
Convertible Notes Payable 4 [Member] | Willy A. Saint-Hilaire [Member]
Interest rate														12.00%
Note payable		$ 500												$ 500
Convertible Notes Payable [Member] | Montse Zaman Two [Member]
Interest rate					12.00%
Note payable					$ 1,500
Notes paid		800			700
Convertible Notes Payable [Member] | Montse Zaman One [Member]
Interest rate												12.00%
Note payable												$ 4,000
Pincipal reduction payment			0			$ 2,000				$ 2,000
Convertible Notes Payable [Member] | Mike Zaman [Member]
Note payable				760
Accrued interest			$ 3,503	$ 3,503
Payments on convertible notes payable, related party	$ 760
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Unamortized discount									$ 23,175
Interest rate																12.00%
Note payable		14,500			19,313											$ 14,500
Accrued interest		$ 744
Monthly installments					$ 3,862
Installments description			Payable in 12 equal monthly installments of $1,931.25
Common stock issued									23,175
Common shares converted debt, shares		30,488
Conversion rate		$ 0.50
Common shares converted debt. amount		$ 15,244
Convertible Promissory Note [Member] | Montse Zaman [Member]
Interest rate													12.00%
Note payable			$ 4,000										$ 5,000
Pincipal reduction payment			$ 1,000				$ 3,000				$ 1,000
Convertible Notes Payable 1 [Member] | Willy A. Saint-Hilaire [Member]
Interest rate															12.00%
Note payable		1,581													$ 1,581
Accrued interest		$ 75
Common shares converted debt, shares		3,312
Conversion rate		$ 0.50
Common shares converted debt. amount		$ 1,656
Convertible Notes Payable 2 [Member] | Willy A. Saint-Hilaire [Member]
Interest rate														12.00%
Note payable		400												$ 400
Accrued interest		17
Convertible Notes Payable 3 [Member] | Willy A. Saint-Hilaire [Member]
Interest rate														12.00%
Note payable		652												$ 652
Accrued interest		$ 2
Common shares converted debt, shares		3,184
Common shares converted debt. amount		$ 1,592